UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2011


Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  	 Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin          Boston, MA             February 14, 2012
----------------------------- --------------------- -------------------------
   [Signature]    	      [City, State]		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total: $ 68,320
 (thousands)


List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279        Andrew Weiss
2   028-12910        BIP GP LLC


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
                                                         FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7 	    COLUMN 8
                                                          VALUE     SHR OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS    SOLE   SHARED NONE
ADAMS EXPRESS CO              COM               006212104      277    28,700 SH       SHARED-DEFINED     1,2    28,700
CHINA FD INC                  COM               169373107      938    45,741 SH       SHARED-DEFINED     1,2    45,741
CORNERSTONE STRATEGIC VALUE   COM NEW           21924B203    1,949   295,712 SH       SHARED-DEFINED     1,2   295,712
CORNERSTONE TOTAL RTRN FD IN  COM NEW           21924U201      965   161,716 SH       SHARED-DEFINED     1,2   161,716
DIVIDEND & INCOME FD INC      COM               25538A105       44    12,801 SH       SHARED-DEFINED     1,2    12,801
GENERAL MTRS CO               * W EXP 0710/ 201 37045V118      975    83,125 SH       SHARED-DEFINED     1,2    83,125
IMPERIAL HLDGS INC            COM               452834104      815   433,480 SH       SHARED-DEFINED     1,2   433,480
ISHARES TR                    S&P NTL AMTFREE   464288414    9,927    91,700 SH       SHARED-DEFINED     1,2    91,700
ISHARES TR                    US  PFD STK IDX   464288687    5,439   152,700 SH       SHARED-DEFINED     1,2   152,700
KT CORP                       SPONSORED ADR     48268K101      832    53,200 SH       SHARED-DEFINED     1,2    53,200
KOREA EQUITY FD INC           COM               50063B104      429    47,000 SH       SHARED-DEFINED     1,2    47,000
MI DEVS INC                   COM               55304X104    5,364   167,741 SH       SHARED-DEFINED     1,2   167,741
MEDCATH CORP                  COM               58404W109    5,715   783,935 SH       SHARED-DEFINED     1,2   783,935
MORTONS RESTAURANT GRP INC N  PFD CV SER  A     619430200       66    13,275 SH       SHARED-DEFINED     1,2    13,275
MYREXIS INC                   COM               62856H107    1,596   595,404 SH       SHARED-DEFINED     1,2   595,404
PETROLEUM & RES CORP          COM               716549100      338    13,800 SH       SHARED-DEFINED     1,2    13,800
SEABRIDGE GOLD INC            COM               811916105   14,688   909,400 SH       SHARED-DEFINED     1,2   909,400
SPROTT PHYSICAL SILVER TR     TR UNIT           85207K107      282    21,000 SH       SHARED-DEFINED     1,2    21,000
SUNAMERICA FCSED ALPHA GRW F  COM               867037103    7,968   435,878 SH       SHARED-DEFINED     1,2   435,878
SUNAMERICA FOCUSE ALPHA LC F  COM               867038101    2,483   152,983 SH       SHARED-DEFINED     1,2   152,983
SWISS HELVETIA FD INC         COM               870875101      276    27,700 SH       SHARED-DEFINED     1,2    27,700
TS&W CLAYMORE TAX ADVNTG BL   COM               87280R108      986    84,336 SH       SHARED-DEFINED     1,2    84,336
UNITED MICROELECTRONICS CORP  SPON ADR  NEW     910873405      162    75,900 SH       SHARED-DEFINED     1,2    75,900
VALE CAP II                   GTD CV  . 7512    91912F201    1,192    19,900 SH       SHARED-DEFINED     1,2    19,900
VANGUARD INTL EQUITY INDEX F  MSCI EMR  MKT ETF 922042858    2,675    70,000 SH       SHARED-DEFINED     1,2    70,000
QIAO XING MOBILE COMM CO LTD  SHS               G73031109      765   766,974 SH       SHARED-DEFINED     1,2   766,974
ELLOMAY CAPITAL LIMITED       SHS               M39927120    1,175   209,817 SH       SHARED-DEFINED     1,2   209,817